Others, net	9 Months Ended
Sep. 30, 2019
Others, net
Others, net
1 4 .	Others, net
Others, net consist of the following:

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Gains from business and investment disposals	1,459,805	1,199,765
Government financial incentives	390,203	1,909,261
Impairment of investments	(399,027)	(1,040,048)
Foreign exchange gains/(losses), net	(245,273)	53,884
Gains/(losses) from fair value change of long-term investments	2,551,671	(714,645)
Others	289,167	320,108

Total	4,046,546	1,728,325

Government financial incentives represent rewards provided by the relevant PRC municipal government
authorities to the Group for business achievements made by the Group. Government financial incentives are recognized in others, net in the unaudited interim condensed consolidated statements of operations and comprehensive income when the government financial incentives are received and no further conditions need to be met. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.